SIGNIFICANT TRANSACTIONS	9 Months Ended
Sep. 30, 2021
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the nine-month period ended September 30, 2021

VEON subsidiary Banglalink successfully acquires 9.4MHz in spectrum auction
In March 2021, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired 4.4MHz spectrum in the 1800MHz band and 5MHz spectrum in 2100MHz band following successful bids at an auction held by the Bangladesh Telecommunication Regulatory Commission (BTRC). The newly acquired spectrum will see Banglalink increase its total spectrum holding from 30.6MHz to 40MHz. Banglalink will invest BDT 10 billion (US$115) to purchase the spectrum.
VEON completes the acquisition of majority shareholding in OTM
In June 2021, VEON successfully acquired a majority stake of 67% in OTM (a technology platform for the automation and planning of online advertising purchases in Russia) for US$16.

PMCL Warid License Capitalization
The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$40 per MHz for 900 MHz spectrum and US $30 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding applicable taxes of approximately 13%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order. As a result, PMCL deposited US$326 including the initial 50% payment of license as well as subsequent installments in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal.
On July 19, 2021, Islamabad High Court dismissed Jazz's appeal. Based on the dismissal of appeal by the court, subsequent legal opinion obtained and acceptance of the total license price, the license was recognized amounting US$384, net of service cost liability of US$65. Consequently, the security deposit balance of US$326 was also adjusted. Subsequently, on October 18, 2021 PMCL and PTA signed the license document.
Held for sale and discontinued operations
The following table provides the details over assets and liabilities classified as held-for-sale as of September 30, 2021

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,816	409
NTC	497	152
Other individual assets	8	—
Total assets and liabilities held for sale	2,321	561

Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA

On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria" to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction is expected to be completed next year.

The Company classified its operations in Algeria as a held-for-sale and discontinued operations. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of Algeria assets. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for 2020 have been presented separately.

The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the nine and three-month periods ended September 30, 2021:

	Nine-month period		Three-month period
Income statement and statement of comprehensive income	2021	2020	2021	2020

Operating revenue	493	519	170	173
Operating expenses	(377)	(427)	(91)	(137)
Other expenses	(13)	(12)	(3)	(4)
Profit / (loss) before tax for the period	103	80	76	32
Income tax benefit / (expense)	(15)	(21)	(8)	(8)
Profit / (loss) after tax for the period	88	59	68	24

Other comprehensive income / (loss)*	(53)	(125)	(28)	(1)
Total comprehensive income / (loss)	35	(66)	40	23

*other comprehensive income is relating to the foreign currency translation

The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of September 30, 2021:

2021
Property and equipment	488
Intangible assets excl. goodwill	108
Goodwill	1,013
Deferred tax assets	35

Other current assets	172
Total assets held for sale	1,816

Non-current liabilities	96
Current liabilities	313
Total liabilities held for sale	409

Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets

On September 5, 2021, the Company and VEON Holdings B.V., a subsidiary of the Company, signed an agreement for the sale of its direct subsidiary, NTC, with Service Telecom Group of Companies LLC for approximately US$970. The transaction is subject to regulatory approvals and consummation of other customary closing conditions which are expected to be completed by the end of 2021. Under the terms of the deal, Russia entered into a long-term lease agreement with NTC under which Russia will lease space upon NTC's portfolio of 15,400 towers for a period of 8 years and an additional 5,000 towers to be leased in the duration of the lease term. The agreement was signed on October 15, 2021.

As a result of this anticipated transaction and assessment that control of NTC will be transferred, on September 5, 2021, the Company classified NTC as a disposal group held-for-sale, including goodwill allocated to NTC from Russia based on its relative fair values at September 30, 2021. Following the classification as disposal group held-for-sale, the Company no longer accounts for depreciation and amortization expenses of NTC assets.

The following table shows the assets and liabilities classified as held-for-sale relating to NTC as of September 30, 2021:

2021
Property and equipment	264
Goodwill	215

Other current assets	18
Total assets held for sale	497

Non-current liabilities	126
Current liabilities	26
Total liabilities held for sale	152

During the nine-month period ended September 30, 2020

GTH restructuring
During the first half of 2020, VEON continued with the restructuring of Global Telecom Holding S.A.E. ("GTH"), with the intragroup transfer of Mobilink Bank and GTH Finance B.V. completed in March and April 2020, respectively. As the operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, there was no material impact on these consolidated financial statements stemming from these intragroup transfers. For further details on GTH restructuring, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the coronavirus outbreak, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in the first nine months of 2020, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$705 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.